Amortization and depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Amortization and depreciation [Abstract]
Amortization of intangible assets	$ 7,257	$ 5,540	$ 21,647	$ 15,179	$ 23,857
Amortization of right-of-use assets	597	276	975	610
Depreciation of Property, plant & equipment	445	313	1,328	942
Total	$ 8,299	$ 6,129	$ 23,950	$ 16,731